Fees Summary	Sep. 23, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,315,000
Previously Paid Amount	0.00
Total Fee Amount	194.09
Total Offset Amount	0.00
Net Fee	194.09
Narrative - Max Aggregate Offering Price	$ 1,315,000
Final Prospectus	true